Leases - Schedule of Operating Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease income – Operating leases	$ 895	$ 796	$ 0
Variable lease income – Operating leases	76	68	0
Rental income on operating leases	971	864	0
Interest income - Sales type and direct financing leases	171	169	18
Variable lease income included in Other noninterest income	59	51	0
Interest income - Leveraged leases	12	20	0
Total lease income	1,213	1,104	$ 18
Property tax reimbursement due from customer	17	17
Variable lease, income related to insurance coverage	$ 42	$ 33